UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noesis Capital Corp.
Address:	1801 CLINT MOORE ROAD
		Suite 100
		Boca Raton, FL  33487


Form 13F File Number:	028-10542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Cory Nass
Title:		Corporate Counsel
Phone:		(561) 998-8884


Signature, Place and Date of Signing:

/s/ Cory Nass				Boca Raton, FL		February 13, 2004
_______________________________		___________________	_________________
Cory Nass				[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None
Form 13F Information Table Entry Total:			58
Form 13F Information Table Value Total:			167,994 (x$1000)


List of Other Included Managers:

NONE

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Form 13F Information Table					VALUE  		Shares/	Sh/	Invstmt		Other	Voting Authority
ISSUER			  	  CLASS	        CUSIP         (x$1000)		Prn Amt	Prn	Discretion	Manager	Sole

Affiliated Computer Services   		COM	008190100	3418		62761	SH	SOLE			SOLE
AFLAC Inc.                     		COM	001055102	728		20127	SH	SOLE			SOLE
Altria Group Inc               		COM	02209s103	811		14910	SH	SOLE			SOLE
American Express Company       		COM	025816109	6038		125201	SH	SOLE			SOLE
American International Group   		COM	026874107	6072		91609	SH	SOLE			SOLE
Amgen Inc.                     		COM	031162100	4473		72376	SH	SOLE			SOLE
Analog Devices                 		COM	032654105	509		11146	SH	SOLE			SOLE
Applied Materials Inc          		COM	038222105	3675		163711	SH	SOLE			SOLE
Bank One Corp                  		COM	06423a103	761		16685	SH	SOLE			SOLE
Bed Bath & Beyond              		COM	075896100	3512		81005	SH	SOLE			SOLE
Cardinal Health Inc            		COM	14149y108	4436		72539	SH	SOLE			SOLE
Cisco Systems Inc              		COM	17275R102	8473		348818	SH	SOLE			SOLE
Citigroup                      		COM	172967101	9667		199157	SH	SOLE			SOLE
Dell Computer Corp.            		COM	24702R101	3509		103328	SH	SOLE			SOLE
DNP Select Income Fund         		COM	23325P104	1251		114150	SH	SOLE			SOLE
Exxon Mobil                    		COM	30231G102	613		14954	SH	SOLE			SOLE
First Data Corporation         		COM	319963104	6329		154019	SH	SOLE			SOLE
Freddie Mac                    		COM	313400301	6012		103084	SH	SOLE			SOLE
Futuremedia - ADR              		COM	360912109	1412		2520540	SH	SOLE			SOLE
General Electric               		COM	369604103	2189		70668	SH	SOLE			SOLE
Home Depot                     		COM	437076102	1010		28450	SH	SOLE			SOLE
Intel Corp.                    		COM	458140100	7308		226957	SH	SOLE			SOLE
International Business Machine 		COM	459200101	627		6767	SH	SOLE			SOLE
Interpublic Group of Companies 		COM	458685104	2044		131000	SH	SOLE			SOLE
Jacobs Engineering Group       		COM	469814107	3791		78965	SH	SOLE			SOLE
Johnson & Johnson              		COM	478160104	2315		44813	SH	SOLE			SOLE
JP Morgan Chase Co.            		COM	46625H100	1045		28450	SH	SOLE			SOLE
Lowes Companies Inc            		COM	548661107	7015		126656	SH	SOLE			SOLE
Masco Corp.                    		COM	574599106	6037		220231	SH	SOLE			SOLE
MBNA Corp Preferred 8.1%       		PFD	55270B201	754		27700	SH	SOLE			SOLE
MBNA Corp.                     		COM	55262L100	7234		291126	SH	SOLE			SOLE
Medtronic Inc                  		COM	585055106	5815		119625	SH	SOLE			SOLE
Merck & Co Inc                 		COM	589331107	1305		28256	SH	SOLE			SOLE
Merrill Lynch (Cisco) STRIDES  		COM	59021w738	1696		66550	SH	SOLE			SOLE
Microsoft Corp.                		COM	594918104	5285		191907	SH	SOLE			SOLE
MuniHoldings Florida Fund      		COM	62624W105	952		64340	SH	SOLE			SOLE
NASDAQ-100 Index Tracking Stoc 		COM	631100104	748		20528	SH	SOLE			SOLE
Nuveen Preferred & Convertible 		COM	67073B106	1341		85553	SH	SOLE			SOLE
Nuveen Quality Preferred Incom 		PFD	67071S101	943		59550	SH	SOLE			SOLE
Pfizer Inc                     		COM	717081103	7705		218081	SH	SOLE			SOLE
Procter & Gamble Co.           		COM	742718109	928		9293	SH	SOLE			SOLE
SBC Communications             		COM	78387G103	572		21928	SH	SOLE			SOLE
Schering Plough Corp           		COM	806605101	712		40949	SH	SOLE			SOLE
Staples                        		COM	855030102	6514		238615	SH	SOLE			SOLE
TXU Convertible Preferred 8.75 		PFD	873168504	807		23250	SH	SOLE			SOLE
United Parcel Service          		COM	911312106	3698		49602	SH	SOLE			SOLE
Verizon Communications         		COM	92343V104	540		15381	SH	SOLE			SOLE
Viacom Cl B                    		CL B	925524308	645		14534	SH	SOLE			SOLE
Wal Mart Stores                		COM	931142103	6617		124732	SH	SOLE			SOLE
Wyeth                          		COM	983024100	517		12178	SH	SOLE			SOLE
ABN Amro (Disney) REX 10% - 7/ 		COM	00079FBL5	955		985000	SH	SOLE			SOLE
Household Inter Preferred 10.0 		PFD	44180S207	677		24500	SH	SOLE			SOLE
Nuveen Real Estate Income Fund 		COM	67071B108	800		42800	SH	SOLE			SOLE
PPL Convertible Preferred 7.75 		CONVPFD	69352F204	2064		93600	SH	SOLE			SOLE
Public Storage Preferred 8.0%  		PFD	74460D687	1009		37450	SH	SOLE			SOLE
S&P500 Index Fund SPDRs""      		COM	78462f103	645		5797	SH	SOLE			SOLE
Smith Barney (Wal-Mart) TARGET 		COM	87613W204	534		61400	SH	SOLE			SOLE
Westpac Capital Preferred 8.0% 		PFD	96121S209	902		35150	SH	SOLE			SOLE


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